Rate Matters East Companies (Details) - USD ($) $ in Millions	2 Months Ended	12 Months Ended
	Feb. 20, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Asset Impairments and Other Related Charges		$ 156.4	$ 70.6	$ 87.1
Total Property, Plant and Equipment, Net		60,138.1	55,099.1
Accumulated Depreciation and Amortization		19,007.6	17,986.1
Construction Work in Progress		4,319.8	4,393.9
AEP Transmission Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		9,490.9	7,996.2
Accumulated Depreciation and Amortization		402.3	271.9
Construction Work in Progress		1,485.7	1,578.3
Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Asset Impairments and Other Related Charges		92.9	0.0	$ 0.0
Total Property, Plant and Equipment, Net		11,081.9	10,668.3
Accumulated Depreciation and Amortization		4,432.3	4,124.4
Construction Work in Progress		593.4	490.2
Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		6,899.7	6,611.2
Accumulated Depreciation and Amortization		3,294.3	3,151.6
Construction Work in Progress		382.3	465.3
Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		6,907.0	6,274.9
Accumulated Depreciation and Amortization		2,263.0	2,218.6
Construction Work in Progress		$ 394.4	$ 432.1
Virginia Legislation Affecting Earnings Reviews [Member]
Public Utilities, General Disclosures [Line Items]
Percent of Excess Earnings Subject to Refund		70.00%
Basis Points Over Authorized Return on Equity Considered Excess Earnings		70.00%
Approved Return on Common Equity		9.42%
Virginia Legislation Affecting Earnings Reviews [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Percent of Excess Earnings Subject to Refund		70.00%
Basis Points Over Authorized Return on Equity Considered Excess Earnings		70.00%
Approved Return on Common Equity		9.42%
Virginia Staff Depreciation Study Request [Member]
Public Utilities, General Disclosures [Line Items]
Potential Increase to Total Annual Depreciation Rates		$ 21.0
Potential Increase to Annual Transmission Depreciation Rates		6.0
Virginia Staff Depreciation Study Request [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Potential Increase to Total Annual Depreciation Rates		21.0
Potential Increase to Annual Transmission Depreciation Rates		6.0
Virginia Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		40.0
Refund for Excess ADIT Associated with Certain Depreciable Property		9.0
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		94.0
One Time Refund of Estimated Excess Taxes Collected		22.0
Virginia Tax Reform [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund Due to Tax Reform		40.0
Refund for Excess ADIT Associated with Certain Depreciable Property		9.0
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		94.0
One Time Refund of Estimated Excess Taxes Collected		$ 22.0
2018 West Virginia Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		9.75%
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		$ 24.0
Amount of Increase Related to Annual Depreciation Rates		32.0
Requested Annual Increase		$ 115.0
Requested Return on Equity		10.22%
Approved Amount of Increase Related to Annual Depreciation Rates		$ 18.0
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		14.0
Adjusted Annual Increase Request due to Tax Reform		95.0
Approved Annual Revenue Increase		$ 44.0
2018 West Virginia Base Rate Case [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		9.75%
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		$ 19.0
Amount of Increase Related to Annual Depreciation Rates		28.0
Requested Annual Increase		$ 98.0
Requested Return on Equity		10.22%
Approved Amount of Increase Related to Annual Depreciation Rates		$ 14.0
Regulatory Assets Used to Offset Tax Savings and Excess ADIT Due to Tax Reform		12.0
Adjusted Annual Increase Request due to Tax Reform		80.0
Approved Annual Revenue Increase		36.0
Michigan Tax Reform [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Excess ADIT Associated with Certain Depreciable Property		48.0
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		28.0
Michigan Tax Reform [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Refund for Excess ADIT Associated with Certain Depreciable Property		48.0
Refund for Excess ADIT Not Subject to Rate Normalization Requirements		28.0
2019 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Increase Related to Annual Depreciation Rates		78.0
Amount of Increase Related to Annual Depreciation Rates due to Proposed Investments		52.0
Amount of Increase Related to Annual Depreciation Rates due to Increased Depreciation Expense		26.0
Requested Annual Increase		$ 172.0
Requested Return on Equity		10.50%
2019 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Increase Related to Annual Depreciation Rates		$ 78.0
Amount of Increase Related to Annual Depreciation Rates due to Proposed Investments		52.0
Amount of Increase Related to Annual Depreciation Rates due to Increased Depreciation Expense		26.0
Requested Annual Increase		$ 172.0
Requested Return on Equity		10.50%
2019 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Increase Related to Annual Depreciation Rates		$ 19.0
Amount of Increase Related to Annual Depreciation Rates due to Proposed Investments		13.0
Amount of Increase Related to Annual Depreciation Rates due to Increased Depreciation Expense		6.0
Amount of Increase Related to Lost Revenue due to Michigan Electric Customer Choice Program		10.0
Requested Annual Increase		$ 58.0
Requested Return on Equity		10.50%
2019 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Amount of Increase Related to Annual Depreciation Rates		$ 19.0
Amount of Increase Related to Annual Depreciation Rates due to Proposed Investments		13.0
Amount of Increase Related to Annual Depreciation Rates due to Increased Depreciation Expense		6.0
Amount of Increase Related to Lost Revenue due to Michigan Electric Customer Choice Program		10.0
Requested Annual Increase		$ 58.0
Requested Return on Equity		10.50%
2016 SEET Filing [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		$ 58.0
2016 SEET Filing [Member] | Ohio Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Provision for Refund		$ 58.0
FERC Transmission Complaint [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity		10.99%
Intervenor Recommended Return on Common Equity		8.32%
Return On Common Equity Per Settlement Agreement		9.85%
Return on Common Equity Inclusive of RTO Per Settlement Agreement		10.35%
RTO Incentive Adder Per Settlement Agreement		0.50%
One Time Refund to Customers Per Settlement Agreement		$ 50.0
Increased Cap on Equity Portion of the Capital Structure Per Settlement Agreement		55.00%
Original Cap on Equity Portion of the Capital Structure Prior to Settlement Agreement		50.00%
Subsequent Event [Member] | 2019 Michigan Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	9.86%
Approved Annual Revenue Increase	$ 36.0
Subsequent Event [Member] | 2019 Michigan Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Approved Return on Common Equity	9.86%
Approved Annual Revenue Increase	$ 36.0
Minimum [Member] | 2019 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 2.0
Intervenor Recommended Return on Common Equity		9.00%
Minimum [Member] | 2019 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 2.0
Intervenor Recommended Return on Common Equity		9.00%
Maximum [Member] | 2019 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 33.0
Intervenor Recommended Return on Common Equity		9.73%
Maximum [Member] | 2019 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Intervenor Recommended Annual Increase		$ 33.0
Intervenor Recommended Return on Common Equity		9.73%
Indiana Jurisdictional Meters [Member] | 2019 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance		$ 41.0
Indiana Jurisdictional Meters [Member] | 2019 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance		41.0
Cook Plant Study Costs [Member] | 2019 Indiana Base Rate Case [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance		11.0
Cook Plant Study Costs [Member] | 2019 Indiana Base Rate Case [Member] | Indiana Michigan Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Recommended Disallowance		11.0
Plant Retirement Costs - Unrecovered Plant [Member]
Public Utilities, General Disclosures [Line Items]
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Accumulated Depreciation and Amortization		91.0
Plant Retirement Costs - Unrecovered Plant [Member] | Virginia Legislation Affecting Earnings Reviews [Member]
Public Utilities, General Disclosures [Line Items]
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Plant Retirement Costs - Unrecovered Plant [Member] | Virginia Legislation Affecting Earnings Reviews [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Net Book Value of Retired Plants		93.0
Asset Impairments and Other Related Charges		93.0
Virginia Jurisdictional AMR Meters [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		51.0
Virginia Jurisdictional AMR Meters [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		51.0
Virginia Jurisdictional AMR Meters [Member] | Virginia Legislation Affecting Earnings Reviews [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		27.0
Virginia Jurisdictional AMR Meters [Member] | Virginia Legislation Affecting Earnings Reviews [Member] | Appalachian Power Co [Member]
Public Utilities, General Disclosures [Line Items]
Total Property, Plant and Equipment, Net		$ 27.0